Operating Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,526
Operating Leases, Future Minimum Payments, Due in Two Years	1,412
Operating Leases, Future Minimum Payments, Due in Three Years	1,253
Operating Leases, Future Minimum Payments, Due in Four Years	1,090
Operating Leases, Future Minimum Payments, Due in Five Years	1,030
Operating Leases, Future Minimum Payments, Due Thereafter	7,466
Operating Leases, Future Minimum Payments Due	13,777
Operating Leases, Rent Expense	$ 1,600	$ 1,300	$ 1,300